Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$84	$77,038
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	27	26,424
		103,462
Aerospace & Defense — 1.5%
Boeing Co. (The)
2.20%, 02/04/26	185	176,019
6.30%, 05/01/29(a)	25	25,852
6.53%, 05/01/34(a)	30	31,492
General Dynamics Corp., 3.63%, 04/01/30	50	47,850
Hexcel Corp., 4.20%, 02/15/27	80	77,717
Lockheed Martin Corp.
1.85%, 06/15/30	100	86,253
3.90%, 06/15/32	115	109,688
5.10%, 11/15/27	50	50,948
5.25%, 01/15/33	150	155,630
Rolls-Royce PLC, 5.75%, 10/15/27(a)	15	15,186
RTX Corp., 6.00%, 03/15/31	10	10,644
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	26	28,141
9.75%, 11/15/30(a)	51	56,868
TransDigm Inc.
4.88%, 05/01/29	11	10,464
6.38%, 03/01/29(a)	15	15,286
6.75%, 08/15/28(a)	114	116,242
6.88%, 12/15/30(a)	27	27,777
Triumph Group Inc., 9.00%, 03/15/28(a)	19	20,039
		1,062,096
Agriculture — 1.9%
Altria Group Inc.
2.45%, 02/04/32	320	265,542
4.40%, 02/14/26	55	54,506
6.20%, 11/01/28	110	115,792
6.88%, 11/01/33	60	66,518
BAT Capital Corp.
2.26%, 03/25/28	70	63,762
6.00%, 02/20/34	10	10,402
6.34%, 08/02/30	60	63,921
6.42%, 08/02/33	30	32,198
Philip Morris International Inc.
1.75%, 11/01/30	340	284,799
5.25%, 02/13/34	40	40,298
5.38%, 02/15/33	40	40,783
5.50%, 09/07/30	40	41,435
5.75%, 11/17/32	150	156,729
Vector Group Ltd., 5.75%, 02/01/29(a)(b)	65	62,415
		1,299,100
Airlines — 0.5%
American Airlines Inc.
7.25%, 02/15/28(a)	65	64,942
8.50%, 05/15/29(a)	67	68,925
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 04/20/29(a)(b)	106	103,509
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 11.00%,
04/15/29(a)(b)	16	15,708
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25(a)(b)	15	9,485
United Airlines Inc., 4.38%, 04/15/26(a)	42	40,943
Security	Par (000)	Value

Airlines (continued)
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 9.50%, 06/01/28(a)(b)	$19	$17,035
		320,547
Apparel — 0.2%
Hanesbrands Inc., 9.00%, 02/15/31(a)	10	10,577
Tapestry Inc.
3.05%, 03/15/32(b)	130	107,917
7.35%, 11/27/28	15	15,743
7.85%, 11/27/33	10	10,659
Wolverine World Wide Inc., 4.00%, 08/15/29(a)	10	8,534
		153,430
Auto Manufacturers — 2.3%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29(a)	78	78,273
Ford Motor Credit Co. LLC
5.85%, 05/17/27	400	404,325
6.80%, 11/07/28	290	303,593
General Motors Financial Co. Inc.
2.40%, 04/10/28(b)	150	136,975
2.40%, 10/15/28	100	90,221
3.80%, 04/07/25	95	93,852
5.80%, 01/07/29	140	143,833
Jaguar Land Rover Automotive PLC, 5.88%,
01/15/28(a)	20	19,796
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	30	31,579
Toyota Motor Credit Corp., 1.90%, 01/13/27	330	309,696
		1,612,143
Auto Parts & Equipment — 0.1%
Lear Corp., 3.80%, 09/15/27	33	31,888
Tenneco Inc., 8.00%, 11/17/28(a)	16	14,519
ZF North America Capital Inc., 7.13%, 04/14/30(a)	20	20,766
		67,173
Banks — 20.5%
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	200	185,757
6.92%, 08/08/33	200	214,114
Bank of America Corp.
1.32%, 06/19/26, (1-day SOFR + 1.150%)(c)	200	193,106
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	450	422,223
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	100	90,312
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(c)	125	110,233
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	10	9,444
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(c)	150	146,240
4.25%, 10/22/26	180	177,325
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	50	48,295
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	35	35,094
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	45	45,980
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	175	182,116
Series N, 2.65%, 03/11/32,
(1-day SOFR + 1.220%)(c)	125	108,152
Bank of Montreal
1.25%, 09/15/26	60	55,682
Series H, 4.70%, 09/14/27	100	100,075
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	200	188,444
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	40	39,777
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	50	49,757
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	278,054
Canadian Imperial Bank of Commerce, 5.62%,
07/17/26	100	101,456

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	$210	$196,768
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	120	102,326
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	30	27,356
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(c)	200	195,141
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(c)	150	144,058
4.60%, 03/09/26	200	198,552
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	10	10,110
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	260	269,292
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	50	53,518
Citizens Financial Group Inc., 5.72%, 07/23/32,
(1-day SOFR + 1.910%)(c)	80	80,850
Fifth Third Bancorp, 1.71%, 11/01/27,
(1-day SOFR + 0.685%)(c)	55	51,090
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	15	15,013
12.00%, 10/01/28(a)	10	10,762
12.25%, 10/01/30(a)	15	16,437
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	50	47,131
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	300	280,678
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	225	189,247
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	45	38,692
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	70	59,556
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	100	96,789
3.75%, 02/25/26	194	190,706
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	35	35,255
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	50	52,231
HSBC Holdings PLC
3.00%, 03/10/26, (1-day SOFR + 1.430%)(c)	200	196,955
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	400	402,552
ING Groep NV, 3.87%, 03/28/26,
(1-day SOFR + 1.640%)(c)	200	198,016
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	125	108,068
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	20	15,449
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(c)	315	298,750
2.01%, 03/13/26, (3-mo. SOFR + 1.585%)(c)	96	94,039
2.08%, 04/22/26, (1-day SOFR + 1.850%)(c)	49	47,870
2.60%, 02/24/26, (1-day SOFR + 0.915%)(c)	78	76,799
2.95%, 10/01/26	151	145,445
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	15	13,064
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	90	87,369
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	225	225,276
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)(c)	75	74,496
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	355	361,112
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	100	101,829
Lloyds Banking Group PLC, 4.72%, 08/11/26,
(1-year CMT + 1.750%)(c)	200	198,719
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR +2.260%)(c)	50	51,006
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	165	177,291
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	500	494,951
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27,
(1-year CMT + 0.750%)(c)	200	187,405
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	85	80,067
2.19%, 04/28/26, (1-day SOFR + 1.990%)(c)	110	107,418
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	200	167,038
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	140	121,245
Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$85	$82,276
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	70	65,569
3.88%, 01/27/26	100	98,475
4.68%, 07/17/26, (1-day SOFR + 1.669%)(c)	110	109,329
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	145	145,707
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	80	81,609
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29	100	94,858
4.63%, 06/06/33, (1-day SOFR + 1.850%)(c)	60	57,240
4.76%, 01/26/27, (1-day SOFR + 1.085%)(c)	330	328,205
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	50	51,560
5.81%, 06/12/26, (1-day SOFR + 1.322%)(c)	65	65,269
6.04%, 10/28/33, (1-day SOFR + 2.140%)(c)	80	84,279
Royal Bank of Canada
1.20%, 04/27/26	75	70,505
2.05%, 01/21/27	100	94,227
5.20%, 08/01/28	120	122,687
Santander Holdings USA Inc., 6.34%, 05/31/35,
(1-day SOFR + 2.138%)(c)	90	92,274
Santander U.K. Group Holdings PLC, 1.53%, 08/21/26,
(1-year CMT + 1.250%)(c)	200	191,925
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	300	290,087
5.56%, 07/09/34	210	216,336
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	278,804
4.69%, 09/15/27	120	119,939
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	292	274,508
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	110	107,878
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	60	61,920
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	165	163,344
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	75	77,138
Series X, 3.15%, 04/27/27	100	96,140
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(c)	25	23,955
7.30%, 04/02/34,
(5-year USD ICE Swap + 4.914%)(a)(c)	150	155,796
Wells Fargo & Co.
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(c)	540	522,531
3.91%, 04/25/26, (1-day SOFR + 1.320%)(c)	295	291,749
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	55	53,771
4.54%, 08/15/26, (1-day SOFR + 1.560%)(c)	250	248,028
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	150	152,870
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	100	102,303
Western Alliance Bancorp, 3.00%, 06/15/31,
(3-mo. SOFR + 2.250%)(c)	24	21,470
		14,269,984
Beverages — 1.3%
Coca-Cola Co. (The), 5.00%, 05/13/34	80	82,298
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	200	181,015
Constellation Brands Inc.
2.25%, 08/01/31	110	92,533
2.88%, 05/01/30	50	45,110
3.70%, 12/06/26	85	82,913
4.35%, 05/09/27	50	49,391

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.13%, 04/29/32	$200	$166,006
5.30%, 10/24/27	200	204,322
		903,588
Biotechnology — 0.8%
Amgen Inc., 5.15%, 03/02/28	200	202,838
Biogen Inc., 4.05%, 09/15/25	150	148,267
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	220	185,693
		536,798
Building Materials — 0.3%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28(a)(b)	10	10,629
Builders FirstSource Inc.
6.38%, 06/15/32(a)(b)	40	40,596
6.38%, 03/01/34(a)(b)	20	20,179
Eagle Materials Inc., 2.50%, 07/01/31	93	80,026
Eco Material Technologies Inc., 7.88%, 01/31/27(a)(b)	15	15,259
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	35	37,718
Standard Industries Inc./NJ, 4.75%, 01/15/28(a)(b)	35	33,540
		237,947
Chemicals — 0.8%
Celanese U.S. Holdings LLC
1.40%, 08/05/26	80	74,298
6.35%, 11/15/28	70	73,110
Chemours Co. (The), 5.75%, 11/15/28(a)(b)	33	30,896
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%,
06/15/28(a)	48	46,484
Eastman Chemical Co., 5.63%, 02/20/34	110	111,579
LYB International Finance II BV, 3.50%, 03/02/27	40	38,600
PPG Industries Inc., 1.20%, 03/15/26	100	94,183
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	16	17,283
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	14	13,038
Tronox Inc., 4.63%, 03/15/29(a)(b)	17	15,490
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	12	12,317
		527,278
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29(a)	10	9,138

Commercial Services — 2.0%
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	65	63,198
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 9.75%, 07/15/27(a)(b)	47	46,955
APX Group Inc., 5.75%, 07/15/29(a)(b)	13	12,647
Automatic Data Processing Inc., 1.70%, 05/15/28	40	36,328
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35	36,821
Cintas Corp. No. 2
3.70%, 04/01/27	14	13,670
4.00%, 05/01/32(b)	60	57,407
CoreCivic Inc., 8.25%, 04/15/29(b)	41	43,133
GEO Group Inc. (The)
8.63%, 04/15/29	58	60,344
10.25%, 04/15/31	56	60,032
Global Payments Inc., 1.20%, 03/01/26	100	94,132
GXO Logistics Inc., 6.25%, 05/06/29	100	103,597
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29(a)	11	10,455
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	19	17,666
Prime Security Services Borrower LLC/Prime
Finance Inc., 6.25%, 01/15/28(a)(b)	39	38,848
Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc.
2.35%, 01/15/32	$35	$29,185
2.90%, 10/01/30	145	130,116
S&P Global Inc.
2.90%, 03/01/32	180	159,100
2.95%, 01/22/27	105	100,869
Verisk Analytics Inc.
4.00%, 06/15/25	208	205,734
5.75%, 04/01/33	50	52,538
VT Topco Inc., 8.50%, 08/15/30(a)	10	10,571
ZipRecruiter Inc., 5.00%, 01/15/30(a)	10	8,745
		1,392,091
Computers — 1.2%
Amdocs Ltd., 2.54%, 06/15/30	140	123,013
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29(a)(b)	33	31,299
Dell International LLC/EMC Corp.
5.25%, 02/01/28	100	101,841
5.40%, 04/15/34	40	40,432
Fortinet Inc., 2.20%, 03/15/31	15	12,628
International Business Machines Corp.
1.70%, 05/15/27	150	138,790
4.15%, 07/27/27	270	266,833
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	40	43,711
Seagate HDD Cayman
8.25%, 12/15/29(b)	15	16,180
9.63%, 12/01/32(b)	75	85,888
		860,615
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	82,439

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 5.10%, 01/19/29	150	150,566
Ally Financial Inc.
6.70%, 02/14/33(b)	45	46,124
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	90	94,265
7.10%, 11/15/27	110	116,068
American Express Co.
4.05%, 05/03/29(b)	38	37,365
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	155	154,969
5.65%, 04/23/27, (1-day SOFR +0.750%)(c)	140	141,535
5.92%, 04/25/35, (1-day SOFR +1.630%)(c)	110	114,523
Ameriprise Financial Inc.
5.15%, 05/15/33	100	101,514
5.70%, 12/15/28	70	72,644
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	71	76,114
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	179,420
Brookfield Finance Inc., 4.35%, 04/15/30	130	126,239
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	20	19,488
6.88%, 04/15/30(a)	25	24,651
9.25%, 07/01/31(a)	10	10,675
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	50	46,021
5.46%, 07/26/30, (1-day SOFR + 1.560%)(c)	25	25,231
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	150	151,707
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	40	41,120
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	65	67,427
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	110	114,673
Cboe Global Markets Inc., 1.63%, 12/15/30	80	66,899

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.15%, 05/13/26	$50	$46,765
2.45%, 03/03/27	100	94,375
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	93	96,466
5.88%, 08/24/26	35	35,664
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	30	31,433
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	145	127,562
3.63%, 10/01/31(a)(b)	52	43,254
Credit Acceptance Corp., 9.25%, 12/15/28(a)	20	21,383
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	15	14,756
9.25%, 02/01/29(a)	20	20,149
GGAM Finance Ltd., 8.00%, 02/15/27(a)	15	15,518
goeasy Ltd.
7.63%, 07/01/29(a)	15	15,373
9.25%, 12/01/28(a)	58	62,187
Intercontinental Exchange Inc., 1.85%, 09/15/32	15	11,977
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28(a)	15	13,940
Jefferies Financial Group Inc., 5.88%, 07/21/28	35	35,991
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	25	22,788
LPL Holdings Inc.
5.70%, 05/20/27	105	106,161
6.00%, 05/20/34	145	146,160
Macquarie Airfinance Holdings Ltd., 8.13%,
03/30/29(a)(b)	10	10,576
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	28	26,082
6.50%, 08/01/29(a)	15	14,981
7.13%, 02/01/32(a)(b)	75	76,500
Nomura Holdings Inc., 1.85%, 07/16/25	200	193,475
OneMain Finance Corp.
4.00%, 09/15/30(b)	15	13,124
5.38%, 11/15/29	15	14,408
7.13%, 03/15/26	74	75,295
7.50%, 05/15/31	14	14,395
7.88%, 03/15/30	13	13,559
9.00%, 01/15/29	36	38,171
PennyMac Financial Services Inc.
5.75%, 09/15/31(a)(b)	35	33,470
7.13%, 11/15/30(a)	15	15,116
7.88%, 12/15/29(a)	72	75,338
StoneX Group Inc., 7.88%, 03/01/31(a)	50	52,055
Synchrony Financial, 7.25%, 02/02/33	113	115,433
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)(b)	148	142,847
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%,
06/15/31(a)	16	16,478
		3,882,443
Electric — 4.9%
AES Corp. (The)
1.38%, 01/15/26	50	47,361
2.45%, 01/15/31(b)	25	21,042
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	50	41,893
Appalachian Power Co.
4.50%, 08/01/32	10	9,491
5.65%, 04/01/34	30	30,629
Arizona Public Service Co.
2.20%, 12/15/31	15	12,371
5.55%, 08/01/33	10	10,191
Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	$25	$20,491
3.70%, 07/15/30	50	47,516
Black Hills Corp., 3.95%, 01/15/26	50	49,141
Calpine Corp., 5.00%, 02/01/31(a)(b)	75	70,855
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,209
5.25%, 08/10/26	12	12,062
5.40%, 06/01/29	10	10,196
Connecticut Light & Power Co. (The), 4.90%, 07/01/33	20	19,935
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(b)	25	21,653
5.38%, 05/15/34	30	30,948
Constellation Energy Generation LLC, 5.80%, 03/01/33	5	5,202
Consumers Energy Co., 3.60%, 08/15/32	30	27,488
Dominion Energy Inc.
Series C, 2.25%, 08/15/31	35	29,329
Series D, 2.85%, 08/15/26	50	47,968
DTE Electric Co., Series A, 1.90%, 04/01/28	80	72,838
DTE Energy Co., Series C, 3.40%, 06/15/29	20	18,723
Duke Energy Carolinas LLC
2.95%, 12/01/26	100	96,331
4.95%, 01/15/33	20	20,228
Duke Energy Corp.
4.50%, 08/15/32	10	9,594
5.75%, 09/15/33(b)	15	15,605
Duke Energy Florida LLC, 2.40%, 12/15/31	40	34,137
Duke Energy Progress LLC, 3.40%, 04/01/32	60	54,505
Entergy Corp., 2.40%, 06/15/31	80	67,570
Entergy Mississippi LLC, 5.00%, 09/01/33	10	9,965
Evergy Kansas Central Inc., 5.90%, 11/15/33	10	10,537
Eversource Energy, 2.90%, 03/01/27	70	66,702
Exelon Corp.
3.35%, 03/15/32(b)	20	18,017
3.40%, 04/15/26	70	68,378
5.45%, 03/15/34(b)	30	30,591
Florida Power & Light Co., 2.45%, 02/03/32	110	94,050
Georgia Power Co., 4.70%, 05/15/32	10	9,903
Interstate Power & Light Co., 5.70%, 10/15/33	20	20,732
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	25	23,329
3.70%, 03/15/29	40	38,430
4.15%, 12/15/32	15	14,239
5.60%, 11/13/26	35	35,657
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	150	139,935
3.55%, 05/01/27	84	81,365
5.25%, 03/15/34	25	25,210
NRG Energy Inc., 7.00%, 03/15/33(a)	90	96,722
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	47,687
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	38,128
3.00%, 06/15/28	55	51,282
3.15%, 01/01/26	220	213,752
3.25%, 06/01/31	20	17,598
4.55%, 07/01/30	40	38,720
PacifiCorp, 5.30%, 02/15/31	10	10,157
PECO Energy Co., 4.90%, 06/15/33	10	10,037
PPL Capital Funding Inc., 4.13%, 04/15/30	30	28,847
Public Service Co. of Colorado, 5.35%, 05/15/34	20	20,410

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire
5.35%, 10/01/33	$20	$20,609
Series V, 2.20%, 06/15/31	20	16,950
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31	60	49,736
Public Service Electric & Gas Co.
3.10%, 03/15/32	20	17,831
4.65%, 03/15/33	10	9,863
5.20%, 03/01/34	45	46,088
Public Service Enterprise Group Inc., 1.60%, 08/15/30	20	16,639
Puget Energy Inc., 2.38%, 06/15/28	10	9,022
San Diego Gas & Electric Co.
2.50%, 05/15/26	50	48,123
Series XXX, 3.00%, 03/15/32	20	17,665
Sempra
3.40%, 02/01/28	50	47,739
5.50%, 08/01/33	10	10,232
Southern California Edison Co.
2.75%, 02/01/32	65	56,246
2.85%, 08/01/29(b)	25	22,915
5.45%, 06/01/31	45	46,459
Southern Co. (The)
5.11%, 08/01/27	50	50,381
5.20%, 06/15/33	10	10,056
5.70%, 10/15/32	30	31,372
Southern Power Co., 4.15%, 12/01/25	75	74,224
Southwestern Electric Power Co.
5.30%, 04/01/33	10	9,973
Series N, 1.65%, 03/15/26	90	85,514
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	29	31,244
Union Electric Co.
2.15%, 03/15/32	40	33,094
2.95%, 06/15/27	40	38,301
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27	130	126,878
Vistra Operations Co. LLC
5.63%, 02/15/27(a)	48	47,629
7.75%, 10/15/31(a)	50	52,833
WEC Energy Group Inc., 5.60%, 09/12/26	25	25,343
Wisconsin Electric Power Co., 4.75%, 09/30/32(b)	40	40,083
Xcel Energy Inc.
1.75%, 03/15/27	80	73,931
4.60%, 06/01/32	10	9,628
		3,409,483
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31	90	76,875

Electronics — 0.9%
Avnet Inc., 4.63%, 04/15/26	100	99,047
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	10	10,302
Honeywell International Inc., 4.50%, 01/15/34	60	58,761
Imola Merger Corp., 4.75%, 05/15/29(a)	42	39,546
Jabil Inc.
1.70%, 04/15/26	165	155,743
5.45%, 02/01/29	30	30,457
Keysight Technologies Inc., 4.60%, 04/06/27	65	64,614
Vontier Corp.
2.40%, 04/01/28	180	163,239
2.95%, 04/01/31	40	34,114
		655,823
Security	Par (000)	Value

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	$25	$27,414
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	36	39,401
		66,815
Entertainment — 0.1%
Churchill Downs Inc., 6.75%, 05/01/31(a)(b)	16	16,240
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	42	37,902
Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 02/15/31(a)(b)	5	5,210
		59,352
Environmental Control — 0.5%
Republic Services Inc.
4.88%, 04/01/29	25	25,244
5.00%, 12/15/33	90	90,491
5.20%, 11/15/34	75	76,567
Waste Connections Inc., 3.50%, 05/01/29	40	38,166
Waste Management Inc., 4.95%, 07/03/31	105	106,686
		337,154
Food — 0.4%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%,
07/01/29(a)	10	10,362
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
2.50%, 01/15/27	80	75,259
5.13%, 02/01/28	25	24,998
Kellanova, 4.30%, 05/15/28	150	148,029
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	12	10,958
		269,606
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	6	5,965
5.75%, 05/20/27	86	83,188
9.38%, 06/01/28(a)	71	74,373
Atmos Energy Corp., 5.90%, 11/15/33	10	10,661
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	35	35,558
NiSource Inc.
0.95%, 08/15/25	140	133,991
1.70%, 02/15/31	30	24,508
Southern California Gas Co.
2.95%, 04/15/27	70	66,892
5.20%, 06/01/33	10	10,121
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,473
Southwest Gas Corp., 4.05%, 03/15/32	35	32,398
		488,128
Health Care - Products — 0.5%
Abbott Laboratories, 1.40%, 06/30/30(b)	20	17,016
Agilent Technologies Inc., 2.30%, 03/12/31	35	29,872
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	114	117,086
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	140	136,254
5.35%, 12/01/28	40	40,915
		341,143
Health Care - Services — 2.5%
Centene Corp., 2.45%, 07/15/28	50	45,195
DaVita Inc., 4.63%, 06/01/30(a)	106	97,114
Elevance Health Inc., 3.65%, 12/01/27	100	96,952
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	37	37,536
HCA Inc.
3.50%, 09/01/30	210	193,636
3.63%, 03/15/32	124	111,638

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.60%, 04/01/34	$105	$106,681
Heartland Dental LLC/Heartland Dental Finance Corp.,
10.50%, 04/30/28(a)(b)	10	10,655
ICON Investments Six DAC, 5.81%, 05/08/27	200	203,944
LifePoint Health Inc.
9.88%, 08/15/30(a)	10	10,905
11.00%, 10/15/30(a)	15	16,836
Star Parent Inc., 9.00%, 10/01/30(a)	20	21,362
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	45	45,112
UnitedHealth Group Inc.
2.30%, 05/15/31	50	42,958
4.00%, 05/15/29	100	97,886
4.25%, 01/15/29	60	59,401
5.30%, 02/15/30	10	10,359
Universal Health Services Inc.
1.65%, 09/01/26	500	466,013
2.65%, 01/15/32	90	75,898
		1,750,081
Holding Companies - Diversified — 2.1%
Ares Capital Corp.
2.15%, 07/15/26	88	82,383
2.88%, 06/15/28	95	85,615
7.00%, 01/15/27	55	56,758
Barings BDC Inc., 3.30%, 11/23/26	30	28,084
Blackstone Private Credit Fund
2.63%, 12/15/26	25	23,206
2.70%, 01/15/25	60	59,103
Blackstone Secured Lending Fund
2.85%, 09/30/28	19	17,010
3.63%, 01/15/26	30	29,077
Blue Owl Capital Corp., 3.75%, 07/22/25	180	176,709
FS KKR Capital Corp.
2.63%, 01/15/27	160	146,944
3.40%, 01/15/26	300	288,696
6.88%, 08/15/29	50	50,599
Golub Capital BDC Inc.
2.50%, 08/24/26	20	18,667
7.05%, 12/05/28	120	124,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	32	30,677
6.25%, 05/15/26	32	31,908
9.00%, 06/15/30(a)	61	61,879
9.75%, 01/15/29(a)	56	58,941
Main Street Capital Corp., 6.95%, 03/01/29	85	87,860
Stena International SA, 7.25%, 01/15/31(a)	10	10,214
		1,468,913
Home Builders — 0.8%
Adams Homes Inc., 9.25%, 10/15/28(a)	10	10,377
Lennar Corp., 5.00%, 06/15/27	35	35,121
LGI Homes Inc., 8.75%, 12/15/28(a)	15	15,932
NVR Inc., 3.00%, 05/15/30	175	158,885
Toll Brothers Finance Corp.
3.80%, 11/01/29	30	28,280
4.35%, 02/15/28	280	274,009
		522,604
Insurance — 4.2%
Acrisure LLC/Acrisure Finance Inc., 6.00%,
08/01/29(a)(b)	41	38,638
Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.75%, 10/15/27(a)	$20	$19,857
7.00%, 01/15/31(a)	15	15,269
Allstate Corp. (The), 5.05%, 06/24/29	60	60,781
Aon Corp., 2.80%, 05/15/30	50	45,000
Arthur J Gallagher & Co.
2.40%, 11/09/31	180	149,944
6.50%, 02/15/34	180	195,294
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	33	34,485
AssuredPartners Inc., 7.50%, 02/15/32(a)	15	15,292
Brown & Brown Inc.
2.38%, 03/15/31	160	134,420
4.20%, 03/17/32	125	116,264
Enstar Group Ltd., 3.10%, 09/01/31	135	111,434
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	30	26,656
5.63%, 08/16/32	100	101,476
6.00%, 12/07/33(a)	155	160,686
Fidelity National Financial Inc., 4.50%, 08/15/28	200	196,975
HUB International Ltd.
7.25%, 06/15/30(a)	15	15,481
7.38%, 01/31/32(a)(b)	15	15,434
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	560	476,203
4.38%, 03/15/29	60	59,621
MGIC Investment Corp., 5.25%, 08/15/28	95	93,419
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37	37,953
Primerica Inc., 2.80%, 11/19/31	50	42,801
Principal Financial Group Inc., 5.38%, 03/15/33	22	22,443
Progressive Corp. (The), 3.20%, 03/26/30	16	14,848
Reinsurance Group of America Inc., 6.00%, 09/15/33	150	156,260
RenaissanceRe Finance Inc., 3.45%, 07/01/27	120	115,219
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	70	66,100
Unum Group, 4.00%, 06/15/29	170	163,457
Willis North America Inc., 5.35%, 05/15/33	195	195,730
		2,897,440
Internet — 0.7%
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	32	29,497
Meta Platforms Inc., 3.85%, 08/15/32	175	165,933
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	15	12,479
9.75%, 04/15/29(a)	65	68,791
11.25%, 02/15/27(a)	95	102,669
VeriSign Inc., 2.70%, 06/15/31	165	141,145
		520,514
Iron & Steel — 1.2%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	27	27,219
7.00%, 03/15/32(a)	30	30,159
Mineral Resources Ltd.
8.13%, 05/01/27(a)	13	13,174
8.50%, 05/01/30(a)	140	146,252
9.25%, 10/01/28(a)	47	49,892
Reliance Inc.
1.30%, 08/15/25	100	95,825
2.15%, 08/15/30	310	265,961
Steel Dynamics Inc., 3.25%, 01/15/31	230	207,616
U.S. Steel Corp., 6.88%, 03/01/29	12	12,076
		848,174

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.5%
Amer Sports Co., 6.75%, 02/16/31(a)(b)	$20	$19,854
Carnival Corp.
7.63%, 03/01/26(a)	65	65,604
10.50%, 06/01/30(a)	53	57,590
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)(b)	29	31,354
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	42	41,804
7.75%, 02/15/29(a)(b)	31	32,626
8.13%, 01/15/29(a)	10	10,623
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)	18	17,919
Sabre GLBL Inc., 11.25%, 12/15/27(a)(b)	52	51,361
Viking Cruises Ltd., 9.13%, 07/15/31(a)(b)	21	22,900
		351,635
Lodging — 1.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	24	21,596
5.00%, 06/01/29(a)(b)	18	16,924
6.63%, 01/15/32(a)	25	25,252
Hyatt Hotels Corp., 5.75%, 01/30/27	30	30,509
Las Vegas Sands Corp., 6.00%, 08/15/29	150	152,848
Marriott International Inc./MD
5.00%, 10/15/27	150	151,311
5.55%, 10/15/28	170	175,292
Series HH, 2.85%, 04/15/31	145	127,110
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	75	70,474
Travel & Leisure Co.
4.63%, 03/01/30(a)	6	5,509
6.63%, 07/31/26(a)	12	12,116
Wynn Macau Ltd., 5.63%, 08/26/28(a)	25	23,670
		812,611
Machinery — 1.7%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(b)	125	113,154
IDEX Corp.
2.63%, 06/15/31	140	121,004
3.00%, 05/01/30	240	216,538
Ingersoll Rand Inc.
5.40%, 08/14/28	55	56,322
5.70%, 08/14/33	30	31,420
John Deere Capital Corp.
2.45%, 01/09/30	50	45,112
4.95%, 07/14/28	300	305,157
Maxim Crane Works Holdings Capital LLC, 11.50%,
09/01/28(a)	20	20,636
Oshkosh Corp., 3.10%, 03/01/30	62	56,329
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	195	191,365
5.61%, 03/11/34	45	46,342
		1,203,379
Manufacturing — 0.3%
3M Co., 2.88%, 10/15/27	50	47,339
Eaton Corp., 4.35%, 05/18/28	100	99,692
LSB Industries Inc., 6.25%, 10/15/28(a)	10	9,732
Pentair Finance SARL, 4.50%, 07/01/29(b)	35	34,385
Teledyne Technologies Inc., 2.25%, 04/01/28	30	27,433
		218,581
Media — 2.7%
AMC Networks Inc., 10.25%, 01/15/29(a)	43	42,455
Cable One Inc., 4.00%, 11/15/30(a)(b)	36	27,681
Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 06/01/33(a)(b)	$20	$16,434
5.13%, 05/01/27(a)	75	72,839
5.38%, 06/01/29(a)	5	4,677
6.38%, 09/01/29(a)	160	155,740
7.38%, 03/01/31(a)(b)	101	102,073
Comcast Corp., 5.30%, 06/01/34	80	81,858
CSC Holdings LLC
11.25%, 05/15/28(a)	45	40,721
11.75%, 01/31/29(a)	65	58,723
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	51	51,043
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(a)	152	146,430
DISH DBS Corp., 5.75%, 12/01/28(a)	25	18,383
DISH Network Corp., 11.75%, 11/15/27(a)	50	49,997
FactSet Research Systems Inc., 2.90%, 03/01/27	225	213,986
GCI LLC, 4.75%, 10/15/28(a)	50	46,375
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	55	50,556
5.63%, 07/15/27(a)	70	67,934
Paramount Global, 4.20%, 05/19/32	30	25,505
Sinclair Television Group Inc., 4.13%, 12/01/30(a)	64	44,607
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	48	44,053
4.13%, 07/01/30(a)(b)	19	16,534
5.00%, 08/01/27(a)	54	52,257
5.50%, 07/01/29(a)	100	95,672
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	15	13,595
TEGNA Inc.
4.63%, 03/15/28	32	29,538
5.00%, 09/15/29(b)	80	72,979
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	35	34,512
Univision Communications Inc.
6.63%, 06/01/27(a)	45	44,779
7.38%, 06/30/30(a)(b)	41	39,463
8.00%, 08/15/28(a)	25	25,136
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	100	88,034
		1,874,569
Mining — 0.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	10	10,635
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	165	165,861
5.10%, 09/08/28	150	152,762
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	15	14,797
6.13%, 04/15/32(a)	24	23,785
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,189
Taseko Mines Ltd., 8.25%, 05/01/30(a)	60	61,515
		443,544
Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	290	274,731
3.57%, 12/01/31	100	89,221
4.25%, 04/01/28	100	96,815
Xerox Holdings Corp.
5.50%, 08/15/28(a)	55	46,771
8.88%, 11/30/29(a)	10	9,306
		516,844
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29	16	15,442

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 4.2%
Baytex Energy Corp.
7.38%, 03/15/32(a)	$15	$15,319
8.50%, 04/30/30(a)	22	23,224
California Resources Corp., 8.25%, 06/15/29(a)	16	16,381
Canadian Natural Resources Ltd.
2.05%, 07/15/25	300	290,920
2.95%, 07/15/30	120	107,576
3.85%, 06/01/27	110	107,156
Civitas Resources Inc.
8.38%, 07/01/28(a)	50	52,589
8.75%, 07/01/31(a)(b)	45	48,453
CNX Resources Corp.
6.00%, 01/15/29(a)	16	15,849
7.38%, 01/15/31(a)(b)	34	35,118
Comstock Resources Inc.
5.88%, 01/15/30(a)	21	19,561
6.75%, 03/01/29(a)	27	26,172
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	20	20,276
7.63%, 04/01/32(a)	19	19,476
9.25%, 02/15/28(a)	38	40,128
CVR Energy Inc., 8.50%, 01/15/29(a)	72	73,206
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/01/30(a)	34	36,242
Diamondback Energy Inc.
5.15%, 01/30/30	85	86,335
5.40%, 04/18/34	80	80,979
EQT Corp., 3.90%, 10/01/27	50	48,489
Exxon Mobil Corp., 2.61%, 10/15/30	110	98,811
Gulfport Energy Corp., 8.00%, 05/17/26(a)	15	15,209
Hess Corp., 4.30%, 04/01/27	155	152,982
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(a)	44	42,788
8.38%, 11/01/33(a)	35	37,833
Marathon Oil Corp.
5.30%, 04/01/29	145	148,276
5.70%, 04/01/34(b)	60	62,503
Marathon Petroleum Corp.
4.70%, 05/01/25	100	99,454
5.13%, 12/15/26	160	161,306
Nabors Industries Inc.
8.88%, 08/15/31(a)(b)	12	12,225
9.13%, 01/31/30(a)(b)	14	14,981
Noble Finance II LLC, 8.00%, 04/15/30(a)	50	52,463
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	40	40,798
8.75%, 06/15/31(a)	11	11,608
Occidental Petroleum Corp.
6.38%, 09/01/28(b)	150	156,702
8.88%, 07/15/30	50	58,622
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	30	29,446
7.88%, 09/15/30(a)(b)	10	10,353
Pioneer Natural Resources Co., 1.13%, 01/15/26	50	47,499
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)	65	66,890
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	50	52,622
SM Energy Co.
6.75%, 08/01/29(a)	25	25,149
7.00%, 08/01/32(a)	20	20,215
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	60	60,433
Security	Par (000)	Value

Oil & Gas (continued)
Talos Production Inc.
9.00%, 02/01/29(a)	$57	$60,088
9.38%, 02/01/31(a)	82	86,953
Transocean Inc.
8.25%, 05/15/29(a)	21	21,443
8.50%, 05/15/31(a)(b)	10	10,238
8.75%, 02/15/30(a)(b)	40	41,668
Valaris Ltd., 8.38%, 04/30/30(a)	41	42,956
Vermilion Energy Inc., 6.88%, 05/01/30(a)	11	10,925
Vital Energy Inc., 7.88%, 04/15/32(a)	22	22,387
		2,939,275
Oil & Gas Services — 0.1%
Helix Energy Solutions Group Inc., 9.75%,
03/01/29(a)(b)	25	26,684
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	25	25,738
USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 03/15/29(a)	20	20,358
Weatherford International Ltd., 8.63%, 04/30/30(a)	27	28,113
		100,893
Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	21	17,843
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	71	69,145
LABL Inc., 10.50%, 07/15/27(a)(b)	26	25,377
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	25	25,793
9.25%, 04/15/27(a)	39	39,115
		177,273
Pharmaceuticals — 2.1%
AbbVie Inc.
2.95%, 11/21/26	190	183,366
3.20%, 11/21/29	60	56,276
AdaptHealth LLC, 5.13%, 03/01/30(a)	15	13,450
Astrazeneca Finance LLC, 1.75%, 05/28/28	150	135,615
Bausch Health Companies Inc.
6.13%, 02/01/27(a)	130	110,446
11.00%, 09/30/28(a)	135	126,201
BellRing Brands Inc., 7.00%, 03/15/30(a)(b)	69	71,115
Cardinal Health Inc.
3.41%, 06/15/27	100	96,301
5.45%, 02/15/34	13	13,301
Cencora Inc.
3.45%, 12/15/27	158	151,690
5.13%, 02/15/34	40	40,223
Cigna Group (The), 3.40%, 03/01/27	150	145,195
Grifols SA, 4.75%, 10/15/28(a)	17	15,513
McKesson Corp., 0.90%, 12/03/25	55	52,173
Merck & Co. Inc., 4.50%, 05/17/33(b)	125	123,485
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)	70	64,310
7.88%, 05/15/34(a)	12	12,482
Zoetis Inc., 2.00%, 05/15/30	90	77,718
		1,488,860
Pipelines — 5.9%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27	150	150,808
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%,
06/15/31(a)	45	43,239
DCP Midstream Operating LP, 3.25%, 02/15/32	5	4,368

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.13%, 06/01/28(a)	$11	$10,947
8.63%, 03/15/29(a)	45	46,743
Enbridge Inc.
5.63%, 04/05/34	25	25,554
6.00%, 11/15/28	25	26,139
Energy Transfer LP
2.90%, 05/15/25	300	294,229
4.95%, 06/15/28	150	150,487
5.55%, 05/15/34	30	30,389
6.10%, 12/01/28	100	104,643
6.55%, 12/01/33	60	64,950
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	10	10,735
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,315
8.25%, 01/15/29	13	13,523
8.88%, 04/15/30	65	68,787
Kinder Morgan Inc.
1.75%, 11/15/26	100	93,418
5.10%, 08/01/29	95	96,007
MPLX LP
1.75%, 03/01/26	140	133,038
2.65%, 08/15/30	475	419,395
4.00%, 03/15/28	300	291,527
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	104	96,656
6.75%, 09/15/25(a)	41	40,298
8.75%, 03/15/29(a)(b)	41	37,178
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	40	40,560
8.38%, 02/15/32(a)	71	72,573
ONEOK Inc.
2.20%, 09/15/25	200	193,794
4.55%, 07/15/28	150	148,561
5.65%, 11/01/28	50	51,560
6.10%, 11/15/32	65	68,641
6.35%, 01/15/31	105	111,517
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	45	42,002
3.80%, 09/15/30	40	37,431
5.70%, 09/15/34	20	20,316
Prairie Acquiror LP, 9.00%, 08/01/29(a)(b)	15	15,459
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.00%, 12/31/30(a)(b)	43	40,731
7.38%, 02/15/29(a)	15	15,186
Targa Resources Corp.
4.20%, 02/01/33	140	128,777
5.20%, 07/01/27	150	151,478
6.15%, 03/01/29	140	146,748
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.88%, 02/01/31	120	116,562
6.50%, 07/15/27	100	101,093
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30(a)	84	86,393
Venture Global LNG Inc.
8.13%, 06/01/28(a)(b)	25	26,016
8.38%, 06/01/31(a)	25	26,263
9.50%, 02/01/29(a)	72	80,067
Security	Par (000)	Value

Pipelines (continued)
9.88%, 02/01/32(a)(b)	$45	$49,941
Williams Companies Inc. (The), 5.30%, 08/15/28	100	101,866
		4,141,908
Real Estate — 0.3%
CBRE Services Inc., 4.88%, 03/01/26	100	99,763
Five Point Operating Co. LP/Five Point Capital Corp.,
10.50%, 01/15/28(a)(e)	18	18,499
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10	9,190
4.38%, 02/01/31(a)	30	26,806
5.38%, 08/01/28(a)	66	64,126
Newmark Group Inc., 7.50%, 01/12/29	2	2,099
		220,483
Real Estate Investment Trusts — 4.8%
American Tower Corp.
1.45%, 09/15/26	90	83,775
2.95%, 01/15/25	65	64,200
3.80%, 08/15/29	160	152,329
5.80%, 11/15/28	60	62,207
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29(a)(b)	89	76,190
Crown Castle Inc.
1.35%, 07/15/25	40	38,558
3.65%, 09/01/27	90	86,809
3.80%, 02/15/28	12	11,553
4.00%, 03/01/27	70	68,479
Equinix Inc., 2.63%, 11/18/24	85	84,203
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28	20	17,973
Iron Mountain Inc.
5.63%, 07/15/32(a)(b)	119	114,854
7.00%, 02/15/29(a)(b)	45	46,251
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32(a)(b)	23	21,464
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27(a)(b)	28	27,087
7.00%, 07/15/31(a)	70	71,608
Mid-America Apartments LP, 1.10%, 09/15/26	110	101,726
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	39	32,007
5.25%, 08/01/26	34	30,542
National Health Investors Inc., 3.00%, 02/01/31	86	73,053
Prologis LP, 4.75%, 06/15/33	75	74,025
Public Storage Operating Co.
2.30%, 05/01/31	230	198,152
3.39%, 05/01/29	95	90,263
Realty Income Corp., 4.75%, 02/15/29(b)	70	69,924
Rithm Capital Corp.
6.25%, 10/15/25(a)	15	14,984
8.00%, 04/01/29(a)	82	81,396
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	23	20,551
Simon Property Group LP
2.45%, 09/13/29	140	125,575
2.65%, 02/01/32	50	42,880
6.25%, 01/15/34	60	64,767
Starwood Property Trust Inc., 7.25%, 04/01/29(a)(b)	24	24,732
Sun Communities Operating LP
2.70%, 07/15/31	145	122,428
5.50%, 01/15/29	150	152,239

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 10.50%, 02/15/28(a)	$114	$115,392
Ventas Realty LP, 5.63%, 07/01/34	165	168,808
VICI Properties LP
4.38%, 05/15/25	200	197,840
4.75%, 02/15/28	310	306,958
Welltower OP LLC
2.05%, 01/15/29	40	35,575
3.10%, 01/15/30	100	91,613
4.25%, 04/01/26	50	49,389
		3,312,359
Retail — 1.8%
1011778 BC ULC/New Red Finance Inc., 4.00%,
10/15/30(a)	88	78,440
Academy Ltd., 6.00%, 11/15/27(a)	15	14,884
AutoZone Inc.
4.50%, 02/01/28	60	59,528
5.05%, 07/15/26	60	60,336
6.25%, 11/01/28(b)	70	74,037
Bath & Body Works Inc.
6.63%, 10/01/30(a)	25	25,227
6.75%, 07/01/36(b)	35	35,010
6.88%, 11/01/35	68	68,916
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(f)	76	82,038
13.00%, 06/01/30, (13.00% PIK)(a)(f)	50	55,079
14.00%, 06/01/31, (14.00% PIK)(a)(b)(f)	61	71,113
Darden Restaurants Inc., 6.30%, 10/10/33	20	21,125
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 6.75%, 01/15/30(a)	46	40,757
FirstCash Inc.
5.63%, 01/01/30(a)(b)	68	65,968
6.88%, 03/01/32(a)	20	20,208
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	35	29,913
Gap Inc. (The)
3.63%, 10/01/29(a)	12	10,483
3.88%, 10/01/31(a)	13	10,931
Genuine Parts Co., 1.75%, 02/01/25	245	240,374
Home Depot Inc. (The), 3.25%, 04/15/32	50	45,503
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,238
Lowe’s Companies Inc., 3.35%, 04/01/27	30	28,987
Macy’s Retail Holdings LLC
5.88%, 04/01/29(a)(b)	39	38,105
5.88%, 03/15/30(a)(b)	12	11,520
McDonald’s Corp., 4.95%, 08/14/33(b)	40	40,337
Nordstrom Inc., 5.00%, 01/15/44	8	6,384
PetSmart Inc./PetSmart Finance Corp., 4.75%,
02/15/28(a)	10	9,394
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	10	10,803
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31(a)	6	5,442
Victoria’s Secret & Co., 4.63%, 07/15/29(a)	10	8,307
Walgreens Boots Alliance Inc., 3.45%, 06/01/26(b)	7	6,663
		1,281,050
Semiconductors — 2.0%
Analog Devices Inc.
1.70%, 10/01/28	40	35,923
2.10%, 10/01/31	100	84,591
Broadcom Inc.
1.95%, 02/15/28(a)	200	182,170
Security	Par (000)	Value

Semiconductors (continued)
3.15%, 11/15/25	$350	$341,955
3.46%, 09/15/26	110	107,033
4.00%, 04/15/29(a)	155	150,139
4.15%, 04/15/32(a)	110	103,674
Marvell Technology Inc.
2.95%, 04/15/31	45	39,634
5.95%, 09/15/33	55	57,697
Micron Technology Inc.
5.30%, 01/15/31	50	50,832
5.38%, 04/15/28	100	101,617
6.75%, 11/01/29	100	107,926
		1,363,191
Software — 2.6%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	50	47,203
Central Parent LLC/CDK Global II LLC/CDK Financing
Co. Inc., 8.00%, 06/15/29(a)	5	5,149
Cloud Software Group Inc.
8.25%, 06/30/32(a)(b)	37	38,397
9.00%, 09/30/29(a)(b)	58	57,619
Dye & Durham Ltd., 8.63%, 04/15/29(a)	25	25,582
Electronic Arts Inc., 1.85%, 02/15/31	100	83,833
Fiserv Inc.
5.35%, 03/15/31	130	133,374
5.45%, 03/02/28	390	399,254
5.60%, 03/02/33	85	88,003
Intuit Inc.
5.13%, 09/15/28	150	153,451
5.20%, 09/15/33	60	61,744
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	24	23,728
Oracle Corp.
1.65%, 03/25/26	130	123,296
2.30%, 03/25/28	150	137,949
2.88%, 03/25/31	175	154,801
2.95%, 04/01/30	110	99,954
4.90%, 02/06/33	45	44,689
RingCentral Inc., 8.50%, 08/15/30(a)	30	31,505
Roper Technologies Inc., 3.85%, 12/15/25	35	34,523
UKG Inc., 6.88%, 02/01/31(a)	44	45,194
VMware LLC, 4.50%, 05/15/25	30	29,776
		1,819,024
Telecommunications — 3.7%
AT&T Inc., 1.70%, 03/25/26	250	237,328
Cisco Systems Inc., 5.05%, 02/26/34	30	30,682
Consolidated Communications Inc., 6.50%, 10/01/28(a)	41	37,041
Frontier Communications Holdings LLC
6.75%, 05/01/29(a)(b)	85	80,320
8.63%, 03/15/31(a)	38	39,811
8.75%, 05/15/30(a)	127	133,041
Hughes Satellite Systems Corp.
5.25%, 08/01/26	24	18,303
6.63%, 08/01/26(b)	22	10,317
Iliad Holding SASU
6.50%, 10/15/26(a)	30	30,074
8.50%, 04/15/31(a)	20	20,787
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)	60	57,251
Level 3 Financing Inc., 10.50%, 04/15/29(a)(b)	39	40,550
Lumen Technologies Inc.
4.50%, 01/15/29(a)	3	1,308
5.38%, 06/15/29(a)	3	1,321

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.75%, 05/24/31	$190	$165,355
5.60%, 06/01/32	230	236,949
Rogers Communications Inc., 5.00%, 02/15/29	100	100,338
T-Mobile USA Inc.
1.50%, 02/15/26	490	464,837
2.88%, 02/15/31	292	258,672
4.85%, 01/15/29	100	100,418
Verizon Communications Inc., 1.45%, 03/20/26	370	351,689
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	100	85,845
Vodafone Group PLC
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	25	18,814
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	50	51,669
		2,572,720
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	50	45,509
Rand Parent LLC, 8.50%, 02/15/30(a)	15	14,811
United Parcel Service Inc., 4.45%, 04/01/30	10	9,996
		70,316
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure
Investors LLC
7.00%, 06/15/32(a)(b)	25	25,800
7.88%, 12/01/30(a)	34	36,055
5.50%, 05/01/28(a)	45	44,125
		105,980
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	25	24,437
5.15%, 03/01/34	5	5,079
Essential Utilities Inc.
2.40%, 05/01/31	5	4,254
5.38%, 01/15/34	15	15,174
		48,944
Total Corporate Bonds & Notes — 94.8%
(Cost: $65,559,911)		66,111,258

U.S. Government Agency Obligations

Mortgage-Backed Securities — 27.2%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	16	14,296
3.00%, 10/01/46	27	24,114
3.00%, 12/01/46	12	10,519
3.00%, 01/01/47	54	47,959
3.00%, 10/01/47	41	36,232
3.50%, 07/01/43	8	7,893
3.50%, 09/01/44	6	6,051
3.50%, 01/01/46	4	3,497
3.50%, 03/01/46	5	4,810
3.50%, 09/01/46	4	4,006
3.50%, 08/01/47	4	3,575
4.00%, 04/01/46	64	61,829
4.00%, 06/01/48	25	23,901
4.00%, 01/01/49	0	68
4.50%, 07/01/48	4	4,287
5.00%, 07/01/48	5	4,669
5.00%, 04/01/49	3	3,042
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
4.00%, 01/01/57	$49	$45,946
4.00%, 02/01/57	49	45,734
Government National Mortgage Association
2.00%, 08/15/54(g)	1,025	849,428
2.50%, 08/20/50	165	139,971
2.50%, 09/20/50	168	142,990
2.50%, 08/15/54(g)	600	516,289
3.00%, 05/20/45	100	90,505
3.00%, 12/20/45	9	8,017
3.00%, 01/20/46	5	4,189
3.00%, 08/15/54(g)	650	580,048
3.50%, 10/20/42	70	66,110
3.50%, 04/20/45	21	19,593
3.50%, 04/20/46	32	29,880
3.50%, 08/15/54(g)	450	413,673
4.00%, 09/20/45	10	10,054
4.00%, 09/20/46	4	3,478
4.00%, 06/20/47	105	100,796
4.00%, 11/20/47	29	27,757
4.00%, 05/15/48	22	21,557
4.00%, 08/15/54(g)	196	185,353
4.50%, 10/20/46	5	4,609
4.50%, 08/15/54(g)	275	266,609
5.00%, 08/15/54(g)	410	405,415
5.50%, 07/20/53	17	17,547
5.50%, 08/15/54(g)	350	351,057
6.00%, 08/15/54(g)	325	328,809
6.50%, 08/15/54(g)	175	178,267
Uniform Mortgage-Backed Securities
1.50%, 08/15/39(g)	452	394,491
2.00%, 12/01/35	61	55,055
2.00%, 08/15/39(g)	908	814,251
2.00%, 08/15/54(g)	4,107	3,303,671
2.50%, 08/15/39(g)	422	387,918
2.50%, 08/15/54(g)	2,887	2,420,607
3.00%, 08/15/39(g)	280	263,295
3.00%, 10/01/46	265	236,970
3.00%, 12/01/47	68	60,311
3.00%, 11/01/48	105	93,521
3.00%, 08/13/54(g)	1,000	872,538
3.50%, 03/01/33	37	35,633
3.50%, 08/15/39(g)	67	64,419
3.50%, 04/01/49	18	16,863
3.50%, 08/15/54(g)	1,100	997,966
4.00%, 06/01/33	17	16,340
4.00%, 07/01/33	7	6,393
4.00%, 12/01/33	9	9,128
4.00%, 08/15/39(g)	80	78,250
4.00%, 02/01/46	12	12,142
4.00%, 03/01/46	5	4,555
4.00%, 06/01/47	5	4,636
4.00%, 11/01/47	6	5,506
4.00%, 08/15/54(g)	728	682,198
4.50%, 10/01/47	4	4,007
4.50%, 07/01/48	2	1,872
4.50%, 12/01/48	12	11,743
4.50%, 08/15/54(g)	658	633,799
5.00%, 09/01/48	7	6,807
5.00%, 04/01/49	10	10,505
5.00%, 08/01/52	187	186,922

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/15/54(g)	$350	$344,650
5.50%, 02/01/53	177	179,056
5.50%, 08/15/54(g)	500	500,766
6.00%, 02/01/49	47	48,969
6.00%, 08/15/54(g)	550	557,799
6.50%, 08/15/54(g)	500	512,740
		18,950,721
Total U.S. Government Agency Obligations — 27.2%
(Cost: $18,943,538)		18,950,721

Total Long-Term Investments — 122.0%
(Cost: $84,503,449)		85,061,979

	Shares

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(h)(i)(j)	5,306,755	5,308,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(h)(i)	100,000	100,000

Total Short-Term Securities — 7.8%
(Cost: $5,406,645)		5,408,878

Total Investments Before TBA Sales Commitments — 129.8%
(Cost: $89,910,094)		90,470,857

	Par (000)

TBA Sales Commitments(g)

Mortgage-Backed Securities — (1.7)%
Government National Mortgage Association 2.00%, 08/15/54	(200)	(165,742)
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/15/54	(300)	$(258,145)
4.50%, 08/15/54	(50)	(48,440)
Uniform Mortgage-Backed Securities
2.00%, 08/15/39	(50)	(44,828)
2.50%, 08/15/39	(50)	(45,962)
3.00%, 08/15/39	(50)	(47,017)
3.00%, 08/13/54	(200)	(174,508)
3.50%, 08/15/54	(250)	(226,810)
5.00%, 08/15/54	(75)	(73,854)
5.50%, 08/15/54	(25)	(25,038)
6.00%, 08/15/54	(50)	(50,709)

Total TBA Sales Commitments — (1.7)%
(Proceeds: $(1,160,305))		(1,161,053)

Total Investments, Net of TBA Sales Commitments — 128.1%
(Cost: $88,749,789)		89,309,804

Liabilities in Excess of Other Assets — (28.1)%		(19,605,403)

Net Assets — 100.0%		$69,704,401

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,390,158	$—		$(81,051	)(a)	$235	$(464)	$5,308,878	5,306,755	$37,482	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100,000	3,967		—
						$235	$(464)	$5,408,878		$41,449		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	56	09/30/24	$6,060	$115,990

Short Contracts
10-Year U.S. Treasury Note	(18)	09/19/24	2,020	(47,863)
10-Year U.S. Ultra Bond	(4)	09/19/24	464	(10,595)
U.S. Long Bond	(46)	09/19/24	5,582	(155,692)
U.S. Ultra Bond	(42)	09/19/24	5,397	(210,238)
2-Year U.S. Treasury Note	(5)	09/30/24	1,028	(6,413)
				(430,801)
				$(314,811)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$66,111,258	$—	$66,111,258
U.S. Government Agency Obligations	—	18,950,721	—	18,950,721
Short-Term Securities
Money Market Funds	5,408,878	—	—	5,408,878
Liabilities
Investments
TBA Sales Commitments	—	(1,161,053)	—	(1,161,053)
	$5,408,878	$83,900,926	$—	$89,309,804
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$115,990	$—	$—	$115,990

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Systematic ETF
July 31, 2024	(Formerly iShares® U.S. Fixed Income Balanced Risk Factor ETF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(430,801)	$—	$—	$(430,801)
	$(314,811)	$—	$—	$(314,811)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CMT	Constant Maturity Treasury
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced